J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, NY 10017

November 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”)
on behalf of the JPMorgan Growth Advantage Fund (the “Fund”)
File Nos. 33-9421 and 811-5526

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Fund do not differ from the prospectuses contained in the Post-Effective Amendment No. 70 (Amendment 74 under the Investment Company Act of 1940) filed electronically on October 28, 2014.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary